SHORT-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM LOANS [Abstract]
Schedule of Short-term Loans

Short-term loans consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Guaranteed	148,120	271,782	43,624
Guaranteed and secured	158,590	76,450	12,272
Unsecured	64,173	17,042	2,735

Total	370,883	365,274	58,631

Schedule of Guaranteed Short-term Loans

Guaranteed short-term loans as of December 31, 2011 and 2012 were guaranteed by the following parties:

	December 31,
	2011	2012
	RMB	RMB	US$

Mr. Guo, Donglv Liang and Lentuo Electromechanical (collectively, the "Loan Guarantors")*	30,000	50,000	8,026
Lentuo Electromechanical*	50,000	98,682	15,840
Mr. Guo*	-	40,000	6,420
Haowu**	35,000	30,000	4,815
Tianjin Haoxin Credit Guarantee Co., Ltd. ("Haoxin")**	8,000	23,000	3,692
Taizhou Hengtai Automobile Service Co., Ltd.	18,500	20,000	3,210
Others	6,620	10,100	1,621

Total	148,120	271,782	43,624

*Mr Guo is the ultimate controlling shareholder of the Group, Donglv Liang is a relative of Mr. Guo and Lentuo Electromechanical is a company controlled by Mr. Guo.

**Haowu is the holding company of the noncontrolling interests in Ruitai. Haoxin's controlling shareholder is also the controlling shareholder of Haowu.

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